Intangible assets and goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Intangible assets and goodwill
Intangible assets consist of the following:

2015
	Cost	Accumulated amortization	Net book value
Power sales contracts	$78,725	$40,244	$38,481
Customer relationships	37,083	10,371	26,712
Interconnection agreements	13,000	230	12,770
	$128,808	$50,845	$77,963

2014
	Cost		Accumulated amortization	Net book value
Power sales contracts	$64,605		$33,704	$30,901
Customer relationships	31,094		7,984	23,110
Interconnection agreements	—	—	—	—
	$95,699		$41,688	$54,011

Estimated amortization expense for intangible assets for the next year is $5,420, $3,620 in year two, $3,250 in year three, $3,200 in year four and $3,160 in year five.

6.	Intangible assets and goodwill (continued)
Changes in goodwill are as follows:

Distribution Group
Balance, January 1, 2014	$84,647
Foreign exchange	7,681
Balance, December 31, 2014	$92,328
Business acquisitions	290
Foreign exchange	17,875
Balance, December 31, 2015	$110,493